Convertible note	6 Months Ended
Mar. 31, 2026
Convertible note
Convertible note

Note 13 - Convertible note

Convertible Note No. 1

On April 4, 2025, CN Energy Group. Inc. (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, securities in the form of one or more pre-paid purchases (the “Pre-Paid Purchases”) with an aggregate purchase amount of up to $20,000,000, for the purchase (the “Purchase Shares”) of Class A ordinary shares of the Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase.

Upon the initial closing under the Purchase Agreement, on April 8, 2025, the Company issued to the Investor an initial Pre-Paid Purchase in the principal amount of $3,230,000, with an original issue discount (the “OID”) of $210,000 and a transaction expense amount of $20,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be seven percent (7%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the annual rate of seven percent (7%). Additionally, the Company issued 1,597,444 (or 63,898 after accounted for the effect of the reverse share split) Class A Ordinary Shares to the Investor as a commitment fee.

Convertible Note No. 2

On January 16, 2026, the Company entered into a Note Purchase Agreement (the “Note Purchase Agreement”) with Streeterville Capital, LLC, an institutional investor (“Streeterville”), pursuant to which Streeterville purchased from the Company a secured promissory note in the principal amount of $7,510,000 (the “Note”), which included an original issue discount of $490,000 (the “OID”) and reimbursement of Streeterville’s transaction expenses of $20,000, for gross proceeds to the Company of $7,000,000.

The Note bears interest at a rate of 7% per annum, was issued on January 16, 2026 (the “Issuance Date”) and matures 24 months after its Issuance Date. Beginning six months after Issuance Date, Streeterville may, from time to time, require the Company to redeem a portion of the Note, in an amount not to exceed $500,000 per month. Subject to the terms and conditions set forth in the Note, the Company may prepay all or any portion of the outstanding balance of the Note at any time by paying 105% of the outstanding balance elected to be prepaid.

The Note is secured by a collateral package that includes (i) a pledge of equity interests and (ii) cash collateral maintained by CNEY Holdings, LLC (“CNEY Holdings”), a wholly owned subsidiary of the Company, in a restricted deposit account pursuant to the Note Purchase Agreement, consisting of $6.0 million of the net proceeds of the Note and subject to a minimum balance equal to the lesser of $6.0 million and 85% of the then-outstanding balance of the Note.

The Note Purchase Agreement and the Note contain customary representations and warranties, affirmative and restrictive covenants, and events of default, including if the Company undertakes a fundamental transaction (including consolidations, mergers, and certain changes in control of the Company), without Streeterville’s prior written consent, subject to certain exceptions as provided in the Note. As described in the Note, upon the occurrence of certain events of default, the outstanding balance of the Note will become automatically due and payable. Additionally, upon an event of default described in the Note, the interest rate on the outstanding balance automatically increases to the lesser of 18% or the maximum rate permitted by law.

The Note Purchase Agreement provides for indemnification of Streeterville and its affiliates in the event that they incur loss or damage related to, among other things, a breach by the Company of any of its representations, warranties or covenants under the Note Purchase Agreement.

In connection with the Note Purchase Agreement, on January 16, 2026, the Company also entered into a Pledge Agreement (the “Pledge Agreement”) with Streeterville pursuant to which the Company pledged to Streeterville 100% of the membership interests it owns in CNEY Holdings. The pledge secures all of the Company’s obligations under the Note and related transaction documents and grants Streeterville a first-priority security interest in the pledge equity, together with any proceeds, distributions or other rights relating thereto. Upon the occurrence and continuance of an event of default under the Note, Streeterville is entitled to exercise customary secured party remedies with respect to the pledged equity, subject to applicable notice and cure provisions.

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Convertible Note No 1	$493,064	$3,432,353
Convertible Note No 2	7,510,000
	$8,003,064	$3,432,353

For the six months ended March 31, 2026 and 2025, 3,775,091 and 443,430 Class A Ordinary Shares were issued for the redemption of approximately $3.01 million and approximately $2.76 million convertible note, and interest expenses were $814,928 and $54,738, respectively.